Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [Abstract]
Schedule of cash and cash equivalents	2022 2021 $ $ Cash 3,445,649 3,568,561 Guaranteed investment certificates — 8,633,952 Cash and cash equivalents 3,445,649 12,202,513